Revenues - Schedules of Major Customer Concentration of Revenue (FY) (Details) - Customer Concentration Risk - Revenue Benchmark	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Major Customers
Disaggregation of Revenue [Line Items]
Total Revenue Concentration of Major Customers	97.80%	100.00%	100.00%
Customer A - Related Party
Disaggregation of Revenue [Line Items]
Total Revenue Concentration of Major Customers	43.00%	77.00%	70.70%
Customer B - Related Party
Disaggregation of Revenue [Line Items]
Total Revenue Concentration of Major Customers	5.90%	10.60%	9.20%
Customer C
Disaggregation of Revenue [Line Items]
Total Revenue Concentration of Major Customers	0.00%	0.00%	20.10%
Customer D
Disaggregation of Revenue [Line Items]
Total Revenue Concentration of Major Customers	0.00%	12.40%	0.00%
Customer E
Disaggregation of Revenue [Line Items]
Total Revenue Concentration of Major Customers	48.90%	0.00%	0.00%